Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,195.2	$ 3,892.1	$ 2,967.1
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,962.9	3,748.0	2,802.0
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 232.3	$ 144.1	$ 165.1